Document And Entity Information	May 09, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity Registrant Name	Nuburu, Inc.
Entity Central Index Key	0001814215
Entity Emerging Growth Company	true
Securities Act File Number	001-39489
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	7442 S Tucson Way
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	767-1400
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BURU
Security Exchange Name	NYSEAMER
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.501 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BURU WS
Security Exchange Name	NYSEAMER